Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net loss	$ (13,233)	$ (14,740)	$ (17,889)	$ (32,661)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	670	427	657	393
Amortization of debt discount	845	2,064
Amortization of debt discount and debt issuance costs			2,648	606
Accretion of the April 2017 convertible note conversion premium	0	280	280	0
Liquidated damages	1,112	938	1,763	0
Share-based compensation	131	345	526	2,006
Loss on impairment of intangible assets	653	0
(Gain) loss on extinguishment of debt	(181)	2,145	2,145	0
Issuance of common stock to consultant	38	0	225	0
Change in fair value of derivative instrument	(47)	(95)	(177)	8,656
Disposal of equipment	0	267	325	0
Accretion of redemption premium on November 2016 convertible note	0	300	300	0
In-process research and development impairment			0	12,500
Changes in operating assets and liabilities:
Other assets	(32)	184	298	(25)
Accounts payable	1,966	3,015	(30)	1,253
Accrued expenses and advances from related parties	(266)	(347)	(839)	(98)
Change in deferred taxes			(1,791)	(4,937)
Net cash used in operating activities	(8,344)	(5,217)	(11,559)	(12,307)
Cash flows from investing activities:
Change in restricted cash	0	59	59	(29)
Purchase of property and equipment	(99)	(22)	(28)	(21)
Net cash (used in) provided by in investing activities	(99)	37	31	(50)
Cash flows from financing activities:
Proceeds from May 2018 Convertible Notes	2,007	0
Proceeds from Series E Preferred Stock and warrants			16,044	0
Payment of dividends on Series E Preferred Stock	(162)	0	(16)	0
Repayment of Mablife Notes Payable	(205)	0
Proceeds from September 2018 Convertible Notes	100	0
Exercise of warrants	3	0
Proceeds received from November 2016 and March 2017 Equity Line financings	0	5,383	5,383	2,445
Financing fees paid on November 2016 and March 2017 Equity Line financing	0	(118)	(118)	(505)
Payment of commitment fees related to March 2017 Equity Line financing	0	(1,010)	(1,010)	0
Proceeds from amending certain securities purchase agreements	0	238	238	0
Repayment of capital lease	0	(24)	(24)	(96)
Repayment of November 2016 Convertible Notes	0	(1,350)	(1,350)	0
Proceeds from April 2017 Convertible Notes	0	440	440	0
Repayment of April 2017 Convertible Notes	0	(97)	(97)	0
Proceeds from May 2017 Convertible Notes	0	1,579	1,579	0
Repayments of May 2017 Convertible Notes			(480)	0
Proceeds from July 2017 Convertible Notes	0	245	245	0
Proceeds from August 2017 Convertible Notes	0	515	515	0
Repayments of August 2017 Convertible Notes			(858)	0
Proceeds from September 2017 Convertible Notes	0	115	115	0
Repayments of September 2017 Convertible Notes			(150)	0
Repayments of July 2017 Convertible Notes			(300)	0
Repayment of July 2017 Senior Secured Convertible Promissory Note			(1,192)	0
Payment of debt issuance costs related to July 2017 Senior Secured Convertible Promissory Note	0	(57)	(57)	0
Repayment of senior secured term loan payable	0	(874)
Proceeds received from sale of common stock			0	5,272
Proceeds received from exercise of options and warrants			0	16
Proceeds received from sale of convertible note			0	1,000
Repayment of Loan Agreement			(874)	(1,229)
Repayment of related party loans			0	(280)
Proceeds from related party loans			0	1,462
Net cash provided by financing activities	1,743	4,985	18,033	8,085
Net increase (decrease) in cash	(6,700)	(195)	6,505	(4,272)
Cash at beginning of period	6,776	271	271	4,543
Cash at end of period	76	76	6,776	271
Supplemental disclosure of cash flow information:
Cash paid for interest	0	155	156	416
Cash paid for income taxes			0	81
Supplemental disclosure of non-cash financing activities:
Deemed Dividend	(11,140)	0	(6,864)	(7,973)
Conversion of promissory notes to common stock			0	1,006
Warrants issued in connection with May 2018 Convertible Notes	91	0
Common stock issued to settle liabilities	0	14	14	240
Reclassification of Hercules warrants derivative liability to additional paid in capital			0	46
Settlement of liability with promissory note			0	60
Acquisition of Ceplene Rights	0	4,218	4,218	0
Conversion of April 2017 Convertible Notes prepayment into May 2017 Convertible Notes	0	154	154	0
Conversion of April 2017 Convertible Notes	0	275	389	0
Conversion of May 2017 Convertible Notes	0	1,864	1,864	0
Conversion of July 2017 Senior Secured Convertible Notes	$ 0	$ 2,228	$ 2,228	$ 0